MINERAL PROPERTY INTERESTS	12 Months Ended
Jun. 30, 2021
Disclosure Of Mineral Property Interests [Abstract]
MINERAL PROPERTY INTERESTS

9.MINERAL PROPERTY INTERESTS

(a) Silver Sand Project

On July 20, 2017, the Company acquired the Silver Sand Project. The Project is located in the Colavi District of the Potosí Department, in Southwestern Bolivia, 25 kilometres ("km") northwest of Potosí City, the department capital. The Project covers an area of approximately 5.42 km2 at an elevation of 4,072 metres ("m") above sea level.

The Company has carried out extensive exploration and resource definition drill programs on the project since its acquisition in 2017. From 2017 to 2019, the Company completed a total of 97,619 m of drilling in 386 diamond core drillholes. Subsequent to June 30, 2021, the Company announced that it commenced a planned 38,000 m drill program on the project in 2021.

Advanced studies have commenced on the project, and the Company selected CSA Global Consultants Canada Ltd. (an ERM Group company), Knight Piésold Consultores S.A., and Wood plc to lead the Preliminary Economic Assessment, environmental baseline study, and social baseline studies, respectively.

For the year ended June 30, 2021, total expenditures of $3,357,104 (year ended June 30, 2020 - $9,482,197) were capitalized under the project.

In July 2018, the Company entered into an agreement with third party private vendors to acquire their 100% interest in the Autorización Transitoria Especiales ("ATE") located to the north of the Silver Sand Project by cash payments of $1,000,000 and the issuance of 832,000 common shares to the vendors (see note 12(c)). During Fiscal 2019 and Fiscal 2020, cash payments of $800,000 were paid and 541,000 common shares were issued to the vendors. During the year ended June 30, 2021, the final payment of $200,000 cash and 291,000 common shares were paid and issued to the vendors, respectively.

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New Pacific Metals Corp.
Notes to the Consolidated Financial Statements
(Expressed in US dollars)

(b) Carangas Project

In April 2021, the Company signed an agreement with a private Bolivian company to acquire a 98% joint venture interest in the Carangas silver project.

The Carangas Project is located approximately 180 km southwest of the city of Oruro and within 50 km from Bolivia's border with Chile. The joint venture partner is owned 100% by Bolivian nationals and holds title to the two exploration licenses (covering an area of 6.25 km2) that comprise the Carangas Project. Under the agreement, the Company is required to cover 100% of the future expenditures on exploration, mining, development, and production activities for the project. The agreement has a term of 30 years and is renewable for an additional 15 years.

On June 29, 2021, the Company announced the commencement of a 5,000 m initial discovery drill program on the project in 2021.

For the year ended June 30, 2021, total expenditures of $250,427 (year ended June 30, 2020 - $nil) were capitalized under the project.

(c) Silverstrike Project

In December 2019, the Company acquired a 98% joint venture interest in the Silverstrike Project from a private Bolivian corporation by making a one-time cash payment of $1,350,000.

The Silverstrike Project covers an area of approximately 13 km2 and is located approximately 140 km southwest of the city of La Paz, Bolivia. The project shares many similarities with the Silver Sand Project pre-discovery drilling, namely: sandstone hosted structurally controlled silver-polymetallic mineralization centered on a historic mining district - the Berenguela District, presence of felsic Tertiary intrusive rocks with corresponding multiple silver rich occurrences associated with sercitic alteration. The area is largely underexplored with limited modern exploration applied.

For the year ended June 30, 2021, total expenditures of $1,293,907 (year ended June 30, 2020 - $476,728) were capitalized under the project.

(d) TLG Project

The TLG Project, covering an area of approximately 170 km2, is located in Yukon Territory, Canada, and consists of 1,051 mining claims hosting three identified gold and gold-silver mineral deposits: Skukum Creek, Goddell Gully and Mount Skukum. In Q4, fiscal 2020, given the significant changes with favourable effects on the TLG Project, the Company recognized an impairment recovery of $8,724,915 on the TLG project, being its fair value less costs of disposal ("FVLCD") for the year ended June 30, 2020. The fair value was determined using a market approach based on the pricing parameters implied by the market value of selected comparable transactions involving the sale of similar companies or mineral properties. Specifically, the comparable in-situ resource multiples (Enterprise Value ("EV") per ounce of contained gold ("EV/R&R")) observed in comparable transactions has been used to estimate the fair value.

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New Pacific Metals Corp.
Notes to the Consolidated Financial Statements
(Expressed in US dollars)

On November 18, 2020, the Whitehorse Gold spin-out transaction was completed and, as a result, the Company no longer holds an interest in the TLG Project (see note 3).

For the year ended June 30, 2021, total expenditures of $312,593 (year ended June 30, 2020 - $78,242) were capitalized to assets held for distribution under the TLG Project prior to its disposal.

The project's carrying value of $8,985,913 was disposed upon the completion of the Whitehorse Gold spin-out transaction, resulting in no gain or loss.

(e) RZY Project

The RZY Project, located in Qinghai, China is an early stage silver-lead-zinc exploration project. The RZY Project is located approximately 237 km from the city of Yushu Tibetan Autonomous Prefecture. In 2016, the Qinghai Government issued a moratorium which suspended exploration for 26 mining projects in the region, including the RZY Project, and classified the region as a National Nature Reserve Area.

During Fiscal 2020, the Company's subsidiary, Qinghai Found Mining Co., Ltd. ("Qinghai Found"), reached a compensation agreement with the Qinghai Government for the RZY Project. Pursuant to the agreement, Qinghai Found will surrender its title to the RZY Project to the Qinghai Government after completing certain reclamation works for one-time cash compensation of $2.7 million (RMB ¥20 million). As of June 30, 2021, the process was under review and subject to approval by the Qinghai Government.

The continuity schedule of mineral property acquisition costs and deferred exploration and development costs is summarized as follows:

Cost	Silver Sand	Silverstrike	Carangas	Tagish Lake	RZY Project	Total
Balance, July 1, 2019	$55,995,583	$-	$-	$-	$2,700,897	$58,696,480
Capitalized exploration expenditures
Reporting and assessment	447,953	727	-	-	-	448,680
Drilling and assaying	4,856,789	1,666	-	-	-	4,858,455
Project management and support	3,386,249	436,473	-	-	-	3,822,722
Camp service	492,674	37,862	-	-	-	530,536
Camp construction	24,135	-	-	-	-	24,135
Permitting	38,250	-	-	78,242	-	116,492
Acquisition of Silverstrike Project	-	1,350,000	-	-	-	1,350,000
Acquisition of mineral concessions	216,147	-	-	-	-	216,147
Other	20,000	-	-	-	-	20,000
Impairment recovery	-	-	-	8,724,915	-	8,724,915
Reclassified to assets held for distribution	-	-	-	(8,673,320)	-	(8,673,320)
Foreign currency impact	(176,786)	(5,538)	-	(129,837)	(77,281)	(389,442)
Balance, June 30, 2020	$65,300,994	$1,821,190	$-	$-	$2,623,616	$69,745,800
Capitalized exploration expenditures
Reporting and assessment	482,355	4,119	-	47,538	-	534,012
Drilling and assaying	78,201	169,102	21,952	-	-	269,255
Project management and support	2,505,338	996,005	178,753	-	-	3,680,096
Camp service	225,016	113,666	49,569	-	-	388,251
Camp construction	53,199	-	-	215,238	-	268,437
Permitting	12,995	11,015	153	49,817	-	73,980
Disposal upon spin-out distribution	-	-	-	(312,593)		(312,593)
Foreign currency impact	587,402	48,207	4,823	-	247,752	888,184
Balance, June 30, 2021	$69,245,500	$3,163,304	$255,250	$-	$2,871,368	$75,535,422